UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22075

Morgan Stanley Series Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	July 31, 2009

Date of reporting period:	October 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Alternative Opportunities Fund

Portfolio of Investments October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (87.1%)
	Investment Trusts/Mutual Funds (93.9%)
48,289	Morgan Stanley FX Series-Alpha Plus Strategy Portfolio	$1,395,558
44,910	Morgan Stanley Commodities Alpha Fund (a)	853,288
96,542	Morgan Stanley Prime Income Trust	595,665
40,433	Morgan Stanley Institutional Fund Inc.- Emerging Markets Portfolio	581,832
169,892	Morgan Stanley Institutional Fund Inc.- Global Real Estate Portfolio	995,565
152,845	Morgan Stanley Institutional Fund Inc.- Emerging Markets Debt Portfolio	1,406,173
	TOTAL COMMON STOCKS (Cost $7,378,203)	5,828,081

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (5.7%)
	Investment Company (b)
380	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio -Institutional Class (Cost $379,812)		379,812

	TOTAL INVESTMENTS (Cost $7,758,015) (c)	92.8%	6,207,893
	OTHER ASSETS IN EXCESS OF LIABILITIES	7.2	481,963
	NET ASSETS	100.0%	$6,689,856

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Alternative Opportunities Fund

Notes to the Portfolio of Investments

FAS 157

10/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$6,207,893	$6,207,893	$0	—

Morgan Stanley Commodities Alpha Fund

Portfolio of Investments October 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		EXPIRATION
THOUSANDS		DATE	VALUE
	Commodity-Linked Securities (25.7%)
$8,500	Cargill Commodity Linked Note (a)	11/30/09	$8,638,780
1,700	Merrill Lynch Commodity Linked Note (a)	11/27/09	1,872,933
	Total Commodity-Linked Securities (Cost $10,200,000)		10,511,713

NUMBER OF
SHARES
	Wholly-Owned Subsidiary (18.3%)
1,124,064	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (b) Cost ($7,138,843)		7,486,265

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (70.3%)
	Investment Company
28,698	Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class (Cost $28,697,514)		28,697,514

	Total Investments (Cost $46,036,357) (d)	114.3%	46,695,492
	Liabilities in Excess of Other Assets	(14.3)	(5,836,728)
	Net Assets	100.0%	$40,858,764

(a)

Security is linked to the Dow Jones AIG Commodities Index Total Return. The index is currently comprised of futures contracts on ninteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

(b)	Investment in a wholly-owned subsidiary.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Commodities Alpha Fund

Notes to the Portfolio of Investments

FAS 157

10/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$46,695,492	$28,697,514	$17,997,978	—

Morgan Stanley U.S. Multi-Cap Alpha Fund

Portfolio of Investments October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.0%)
	Aerospace & Defense (3.3%)
1,011	L-3 Communications Holdings, Inc.	$82,063
985	Lockheed Martin Corp.	83,774
		165,837
	Airlines (1.6%)
6,879	Southwest Airlines Co.	81,035

	Apparel/Footwear (1.7%)
3,094	TJX Companies, Inc. (The)	82,795

	Biotechnology (3.8%)
1,632	Amgen Inc. (a)	97,740
1,266	Genzyme Corp. (a)	92,266
		190,006
	Chemicals: Specialty (1.6%)
1,861	Sigma-Aldrich Corp.	81,623

	Computer Communications (1.7%)
4,641	Cisco Systems, Inc. (a)	82,471

	Computer Processing Hardware (1.7%)
2,178	Hewlett-Packard Co.	83,374

	Containers/Packaging (4.5%)
2,558	Ball Corp.	87,484
1,923	Greif, Inc.	78,035
3,314	Packaging Corp. of America	55,775
		221,294
	Discount Stores (3.6%)
2,378	Dollar Tree, Inc. (a)	90,411
1,544	Wal-Mart Stores, Inc.	86,171
		176,582
	Electric Utilities (5.2%)
2,643	American Electric Power Co., Inc.	86,241
3,727	Cleco Corp.	85,758
2,030	Consolidated Edison, Inc.	87,940
		259,939
	Finance/Rental/Leasing (1.9%)
7,556	Discover Financial Services	92,561

	Food Retail (1.8%)
3,160	Kroger Co. (The)	86,774

	Food: Major Diversified (3.5%)
2,254	Campbell Soup Co.	85,539
1,266	General Mills, Inc.	85,759
		171,298
	Home Improvement Chains (3.9%)
4,244	Home Depot, Inc. (The)	100,116
4,313	Lowe’s Companies, Inc.	93,592
		193,708
	Hospital/Nursing Management (1.7%)
2,518	Psychiatric Solutions, Inc.	83,824

	Industrial Conglomerates (1.8%)
1,402	3M Co.	90,149

	Integrated Oil (3.8%)
1,314	Chevron Corp.	98,024
1,239	Exxon Mobil Corp.	91,835
		189,859
	Internet Software/Services (1.7%)
229	Google Inc. (Class A) (a)	82,293

	Investment Banks/Brokers (3.0%)
252	CME Group Inc.	71,102
2,621	NYSE Euronext	79,102
		150,204
	Life/Health Insurance (1.4%)
2,054	StanCorp Financial Group, Inc.	70,000

	Major Banks (1.7%)
2,540	Wells Fargo & Co.	86,487

	Major Telecommunications (1.7%)
3,222	AT&T Inc.	86,253

	Marine Shipping (1.1%)
1,777	Alexander & Baldwin, Inc.	56,686

	Medical/Nursing Services (1.8%)
1,608	DaVita, Inc. (a)	91,254

	Miscellaneous Commercial Services (1.7%)
4,605	SAIC, Inc. (a)	85,054

	Oil & Gas Production (3.6%)
1,047	Apache Corp.	86,199
1,146	EOG Resources, Inc.	92,734
		178,933
	Packaged Software (4.9%)
3,310	Intuit Inc. (a)	82,949
2,867	McAfee Inc. (a)	93,321
5,519	Symantec Corp. (a)	69,429
		245,699
	Pharmaceuticals: Major (5.3%)
4,678	Bristol-Myers Squibb Co.	96,133
1,302	Johnson & Johnson	79,865
2,766	Merck & Co., Inc.	85,608
		261,606
	Regional Banks (1.8%)
1,605	Cullen/Frost Bankers, Inc.	89,832

	Savings Banks (1.8%)
4,764	Hudson City Bancorp, Inc.	89,611

	Semiconductors (5.1%)
4,802	Altera Corp.	83,315
12,992	Skyworks Solutions, Inc. (a)	92,633
4,297	Xilinx, Inc.	79,151
		255,099
	Specialty Stores (4.0%)
787	AutoZone, Inc. (a)	100,177
3,663	O’Reilly Automotive, Inc. (a)	99,304
		199,481
	Tobacco (1.9%)
1,393	Lorillard, Inc.	91,743

	Trucking (5.4%)
2,936	Hunt (J.B.) Tansport Services, Inc.	83,470
6,081	Knight Transportation, Inc.	96,688
2,266	Landstar System, Inc.	87,445
		267,603
	TOTAL COMMON STOCKS (Cost $4,390,961)	4,720,967

	Investment Trusts/Mutual Funds (4.1%)
2,123	SPDR Trust Series 1 (Cost $191,790)	205,570

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.9%)
	Investment Company (b)
44	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio -Institutional Class (Cost $43,869)		43,869

	TOTAL INVESTMENTS (Cost $4,626,620) (c)	100.0%	4,970,406
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	1,581
	NET ASSETS	100.0%	$4,971,987

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class,  an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Multi-Cap Alpha Fund

Notes to the Portfolio of Investments

FAS 157

10/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Variousinputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$4,970,406	$4,970,406	$0	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Series Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2008